UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

May 31, 2013

1.802196.109

AZI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 94.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,769,220
5.75% 7/1/23	250,000	293,683
Series 2012 A:
5% 7/1/21	1,070,000	1,302,832
5% 7/1/26	1,000,000	1,162,110
Series 2013 A, 5% 7/1/37	1,000,000	1,115,710
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,251,275
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,105,020
Series 2012 C, 5% 6/1/26	3,035,000	3,420,900
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,851,035
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,532,350
Series 2013 A, 5% 10/1/25	1,870,000	2,132,903
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,358,822
5% 7/1/32	470,000	485,369
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2013 B, 5% 2/1/48	1,000,000	1,049,940
Series 2012 A, 5% 2/1/23	1,285,000	1,461,739
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,108,020
Series 2007 B, 1% 1/1/37 (c)	1,000,000	945,820
Series 2008 A, 5.25% 1/1/31	1,000,000	1,094,100
Series 2008 D:
5.375% 1/1/32	1,000,000	1,100,290
6% 1/1/27	1,000,000	1,141,950
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,091,470
Series 2012 A, 5% 1/1/43	3,500,000	3,799,390
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,817,897
Series 2008:
5.5% 9/1/16	1,680,000	1,911,655
5.75% 9/1/22	1,000,000	1,166,100
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.: - continued
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,086,000
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,157,850
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,282,804
Arizona Trans. Board Hwy. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,130,600
Series 2011 A, 5.25% 7/1/26	1,250,000	1,494,800
Series 2013 A, 5% 7/1/38	1,000,000	1,115,710
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
Series 2009 A, 5% 10/1/29	1,000,000	1,156,080
Series 2010 A, 5% 10/1/30	2,000,000	2,378,240
Series 2012 A, 5% 10/1/24	5,600,000	6,793,918
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	547,700
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,463,771
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,164,094
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,334,918
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,154,600
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,107,818
Series 2005, 5% 12/1/35	1,000,000	1,021,080
Series 2007:
5% 12/1/27	1,000,000	1,049,510
5% 12/1/32	1,000,000	1,037,800
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,755,001
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,147,760
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,846,703
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A:
5% 7/1/16	1,000,000	1,107,880
5.25% 7/1/32	1,000,000	1,074,890
Series 2009 A, 6% 7/1/39	1,000,000	1,142,120
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev.: - continued
(Mayo Clinic Proj.) 5% 11/15/36	$ 1,000,000	$ 1,059,130
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,530,400
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,091,470
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	500,000	542,855
5% 7/1/21	1,000,000	1,078,820
Mesa Util. Sys. Rev.:
Series 2006:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,200,560
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,203,960
Series 2011, 5% 7/1/35	1,015,000	1,131,806
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,144,660
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	923,786
5% 6/1/41	1,250,000	1,328,600
5% 6/1/21 (AMBAC Insured)	1,085,000	1,214,061
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,117,370
Series 2013, 5% 7/1/26 (d)	1,100,000	1,259,115
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000,000	2,378,840
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	593,824
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,790
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,405,850
Series 2011 A, 5% 7/1/18	1,035,000	1,229,652
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	800,400
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,140,730
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,284,100
Series 2005, 5% 7/1/29	1,750,000	1,878,958
Series 2011, 5% 7/1/23	1,050,000	1,257,753
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	416,537
5% 7/1/27 (d)	400,000	431,436
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	718,107
5% 7/1/21 (AMBAC Insured)	910,000	990,553
Series 2013 A, 5% 12/1/22	1,000,000	1,181,300
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,198,680
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,930,772
5% 7/1/25	1,000,000	1,150,930
Series 2012 A:
5% 7/1/25	1,600,000	1,860,752
5% 7/1/26	1,000,000	1,153,510
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,127,190
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,144,520
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,347,028
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	957,197
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,258,436
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	3,000,000	3,231,570
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series 2006 A, 5% 1/1/37	$ 5,690,000	$ 6,115,840
Series 2008 A:
5% 1/1/24	1,075,000	1,223,802
5% 1/1/33	1,000,000	1,113,770
5% 1/1/38	3,400,000	3,774,340
Series 2010 B, 5% 12/1/26	2,000,000	2,339,540
Series 2011 A, 5% 12/1/26	1,000,000	1,185,940
Series 2012 A, 5% 12/1/29	2,000,000	2,325,080
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,567,600
Scottsdale Gen. Oblig. Series 2012, 5% 7/1/22	1,010,000	1,245,148
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	447,324
Series 2008 A:
5% 9/1/16	1,000,000	1,087,690
5% 9/1/23	355,000	378,693
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,200,665
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,218,304
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,750
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,286,669
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,578,016
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,642
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,383,884
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,000
Tucson Wtr. Rev. Series 2013 A:
5% 7/1/24 (b)	1,250,000	1,504,488
5% 7/1/25 (b)	1,150,000	1,371,801
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	1,090,000	1,135,061
Series 2011, 6% 7/1/39	2,235,000	2,579,034
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.) Series 2005 A, 5% 6/1/24 (AMBAC Insured)	$ 1,040,000	$ 1,106,206
Series 2008 A, 5% 6/1/22	1,315,000	1,521,047
Series 2009 A, 5% 6/1/39	1,000,000	1,095,680
Series 2012 A:
5% 6/1/25	1,000,000	1,178,980
5% 6/1/37	2,000,000	2,229,660
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,195,840
		183,614,749
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	466,848
Puerto Rico - 1.1%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (d)	500,000	515,580
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2009 A, 6% 8/1/42	600,000	658,350
Series 2011 C:
0% 8/1/39	1,200,000	290,304
0% 8/1/41	500,000	107,340
Series A, 0% 8/1/54 (AMBAC Insured)	5,425,000	470,510
		2,042,084
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	329,952
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $177,049,130)	186,453,633
NET OTHER ASSETS (LIABILITIES) - 3.6%	6,929,976
NET ASSETS - 100%	$ 193,383,609
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $177,034,631. Net unrealized appreciation aggregated $9,419,002, of which $10,282,823 related to appreciated investment securities and $863,821 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

May 31, 2013

1.802198.109

SMD-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
District Of Columbia - 1.9%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,518,423
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	513,035
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	577,255
		1,090,290
Maryland - 91.4%
Anne Arundel County Gen. Oblig.:
Series 2012 B, 5% 4/1/21	2,090,000	2,610,473
Series 2012:
5% 4/1/19	1,060,000	1,293,847
5% 4/1/22	335,000	420,834
5% 4/1/23	4,050,000	5,024,390
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,444,311
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,056,108
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,514,195
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,274,940
5% 2/1/38	1,930,000	2,169,648
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	537,135
Series 2010, 5% 8/1/20	1,080,000	1,334,718
Series 2012, 5% 8/1/23	5,000,000	6,216,000
4% 8/1/24	3,000,000	3,334,650
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,320,366
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,682,688
Series 2013 B:
5% 10/15/23	1,100,000	1,338,480
5% 10/15/24	1,875,000	2,272,744
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,320,741
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Proj.):
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 250,000	$ 250,648
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	5,070,465
5% 7/1/37 (AMBAC Insured)	2,000,000	2,233,500
5% 7/1/37 (FSA Insured)	4,000,000	4,467,000
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,279,720
5% 7/1/38 (FSA Insured)	2,000,000	2,252,000
Series 2009 C, 5.625% 7/1/39	2,000,000	2,301,400
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	430,780
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	355,880
Charles County Gen. Oblig. Series 2012, 5% 3/1/22	2,390,000	2,955,713
City of Westminster (McDaniel College Proj.) Series 2006, 5% 11/1/13	350,000	354,697
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	712,700
5% 3/1/27	1,255,000	1,457,394
Frederick County Gen. Oblig.:
Series 2011 A, 4% 8/1/16	2,205,000	2,436,062
Series 2011 B, 4% 8/1/17	2,575,000	2,903,210
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	4,020,807
5% 8/15/23	5,000,000	6,082,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,388,530
4% 5/15/23	1,390,000	1,527,054
Maryland Dept. of Trans. County Trans. Rev. Series 2009, 4% 6/15/23	2,000,000	2,240,560
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,245,265
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	556,605
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	729,897
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	530,335
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,173,840
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2009 C, 5% 3/1/18	$ 1,050,000	$ 1,247,652
Second Series 2009 A, 5% 8/15/23	2,460,000	2,804,400
Second Series 2009 B, 5% 8/15/21	3,000,000	3,616,860
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	561,173
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,560,960
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,740,000	4,139,582
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity)	125,000	125,235
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,583,575
(Johns Hopkins Univ. Proj.):
Series 2004 A:
5% 7/1/24	1,000,000	1,045,630
5% 7/1/33	2,000,000	2,083,340
5% 7/1/38	2,000,000	2,078,960
Series 2008 A, 5.25% 7/1/38	5,000,000	5,806,200
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	339,042
Series 2011, 6% 7/1/41	1,500,000	1,752,495
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,052,260
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,079,600
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,222,794
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,031,240
Series 2008 F, 5.25% 7/1/19	1,700,000	1,997,500
Series 2010, 5.125% 7/1/39	1,700,000	1,835,422
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	450,000	479,426
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	437,121
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,586,431
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,813,983
Series 2011 A, 5% 5/15/23	1,500,000	1,774,590
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2011, 5% 8/15/22	$ 1,000,000	$ 1,182,540
Series 2012 A:
5% 7/1/23	400,000	452,928
5% 7/1/24	700,000	784,462
5% 7/1/25	900,000	1,013,832
5% 7/1/25	1,000,000	1,101,820
5% 7/1/25	2,000,000	2,401,760
5% 7/1/25	1,120,000	1,284,282
5% 7/1/26	300,000	342,729
5% 10/1/30	750,000	845,790
Series 2012 B, 5% 7/1/25	1,135,000	1,331,820
Series 2012:
5% 7/1/23	850,000	990,004
5% 7/1/24	1,100,000	1,265,088
5% 7/1/26	1,080,000	1,229,267
5% 7/1/26	1,400,000	1,581,734
5% 7/1/27	300,000	336,696
5% 7/1/31	1,000,000	1,101,000
Series 2013 A:
5% 7/1/26	1,045,000	1,178,906
5% 7/1/27	1,185,000	1,328,966
5% 8/15/41	3,000,000	3,197,190
Series 2013 B, 5% 8/15/38	2,000,000	2,141,740
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,103,883
5.25% 12/15/15	320,000	321,136
Maryland Nat'l. Cap. Park & Planning Commission 5% 1/15/15	1,450,000	1,492,210
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,234,040
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,641,372
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,235,160
5% 7/1/31 (FSA Insured)	5,000,000	5,575,450
Series 2008:
5% 7/1/35	880,000	985,512
5% 7/1/37 (FSA Insured)	4,485,000	5,000,102
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Trans. Auth. Trans. Facility Projects Rev.: - continued
6.8% 7/1/16 (Escrowed to Maturity)	$ 405,000	$ 444,743
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,173,720
Series 2007 A, 5% 5/1/25	1,000,000	1,133,090
(Dept. of Liquor Cont. Proj.):
Series 2009 A, 5% 4/1/14	1,000,000	1,036,110
Series 2011 A, 5% 4/1/20	1,405,000	1,693,390
(Trinity Health Cr. Group Proj.) Series 2011 MD, 5% 12/1/40	1,000,000	1,097,780
Series 2011 A:
5% 7/1/22	5,600,000	6,841,851
5% 7/1/24	5,515,000	6,480,677
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
4% 7/1/18	1,065,000	1,201,224
5% 7/1/20	650,000	777,524
5% 7/1/22	750,000	908,790
Prince Georges County Gen. Oblig.:
Series 2011 A, 5% 9/15/26	2,500,000	2,981,125
Series 2011 B, 5% 9/15/22	2,880,000	3,558,298
Washington Suburban San. District:
Series 2009 A, 5% 6/1/17	5,000,000	5,822,800
5% 6/1/20	2,000,000	2,430,180
		223,440,522
Puerto Rico - 3.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	1,240,000	1,546,404
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	281,707
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,102,400
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,149,005
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	246,781
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,560
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,050,870
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,082,370
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	5,000,000	1,209,600
		8,738,697
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $226,878,956)	237,787,932
NET OTHER ASSETS (LIABILITIES) - 2.7%	6,704,561
NET ASSETS - 100%	$ 244,492,493
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $226,877,324. Net unrealized appreciation aggregated $10,910,608, of which $11,822,777 related to appreciated investment securities and $912,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013